Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of the Group's share-based compensation expense

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Operations and support	193,552	143,588	109,962
Sales and marketing	326,332	264,572	159,830
Research and development	2,258,705	1,183,306	907,812
General and administrative	21,875,994	1,832,583	1,397,736
Total share-based compensation expenses	24,654,583	3,424,049	2,575,340
Investment income (loss), net*	178,506	47,421	—
Total share-based compensation	24,833,089	3,471,470	2,575,340

*     The Company granted share-based awards under the 2017 Plan and 2021 Plan (as defined below) to the employees of an equity investee with no increase in the relative ownership percentage of the investee and no proportionate funding by other investors. Accordingly, the Group recognized the entire cost of the share-based awards as incurred, amounting to RMB178,506, RMB47,421 and nil in investment income (loss), net in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023.

Schedule of activities of the share options

			Weighted
		Weighted	Average		Weighted
		Average	Remaining	Aggregate	Average
	Number of	Exercise	Contractual	Intrinsic	Grant Date
	Options	Price	Life	Value	Fair Value
		US$	In Years	US$	US$
Outstanding as of January 1, 2021	46,798,243	6.04	3.74	1,686,640	26.16
Granted	88,434,809	0.0001823			47.47
Modification	(331,725)	0.0001823			47.71
Exercise of share options with shares issued to trusts	(68,616,887)	0.0001823		1,366,836	47.71
Exercise of share options	(9,640,697)	0.0001823		192,041	47.71
Forfeited/cancelled	(4,067,894)	2.44			41.29
Outstanding as of December 31, 2021	52,575,849	4.90	3.40	789,898	30.18
Granted	18,459,565	0.0001823			11.80
Exercise of share options	(2,749,909)	0.42		33,819	24.22
Forfeited/cancelled	(4,552,050)	1.00			36.86
Outstanding as of December 31, 2022	63,733,455	3.94	6.39	559,325	24.62
Granted	10,402,129	0.0001823			14.78
Modification	(1,478,068)	0.0001823			12.90
Exercise of share options	(717,256)	0.21		11,182	30.55
Forfeited/cancelled	(4,382,666)	0.07			26.03
Outstanding as of December 31, 2023	67,557,594	2.61	5.90	891,353	22.72
Exercisable as of December 31, 2023	39,360,380	4.47	4.16	445,842	25.18
Vested and Expected to Vest as of December 31,2023	61,407,795	2.87	5.63	794,187	23.32

Schedule of assumptions to determine fair value of the share based awards

	For the Year Ended December 31
	2021	2022	2023
Fair value of ordinary shares (US$)	30.32 – 65.60	7.34-19.92	12.00-15.20
Expected volatility	33.6% - 37.8%	35.27%-40.34%	41.36%-41.70%
Risk‑free interest rate (per annum)	0.94% - 1.26%	1.52%-3.83%	3.48%-4.59%
Expected dividend yield	0%	0%	0%
Expected term (in years)	7	10	10

Schedule of activities of restricted shares and RSUs

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	Shares	Fair Value	Life
		US$	In Years
Unvested at January 1, 2021	18,762,437	38.60	4.60
Granted	3,137,540	48.47
Vested	(64,990,673)	45.36
Exercise of share options with shares issued to trusts	68,616,887	47.71
Forfeited/cancelled	(2,248,496)	48.40
Unvested at December 31, 2021	23,277,695	41.21	5.28
Granted	1,714,158	12.47
Vested	(7,947,817)	34.14
Forfeited/cancelled	(2,446,370)	40.84
Unvested at December 31, 2022	14,597,666	40.97	7.47
Granted	899,005	13.51
Vested	(6,079,090)	39.30
Forfeited/cancelled	(957,307)	33.70
Unvested at December 31, 2023	8,460,274	41.42	7.14
Expected to vest at December 31, 2023	7,164,224	41.85	7.10